UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     ---------

                  Promark Absolute Return Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------



                                                        INITIAL                        NUMBER
                                                      ACQUISITION                        OF
                                                         DATE           COST           SHARES
                                                         -----          -----          ------

        INVESTMENTS IN INVESTMENT FUNDS ^ #
        (90.08%)

        CREDIT (29.93%)
        ---------------
        Aristeia Special Investments Ltd.,
          Class A Voting Initial Series                 Mar-07      $    653,940          654
        Avenue Europe International Ltd.,
          Class F, Series 0306                          Aug-05       115,000,000       10,280
        Bayview Opportunity Offshore, L.P.              Mar-08        93,215,177            *
        Canyon Special Opportunities Fund
          (Cayman) Ltd.                                 Sep-07       100,000,000      100,118
        Canyon Special Opportunities Fund II
          (Cayman) Ltd., Class A Initial Series         Oct-08        65,000,000       65,000
        Cerberus International Ltd., Class A            Dec-01        75,000,000          194
        Gracie International Credit Opportunities
          Fund Ltd., Class D Series 1                   Jan-06        92,727,538       77,239
        Greywolf Capital Overseas Fund,
          Class A Tranche 1 - Series OVR_OV038          Dec-04        68,018,240       54,315
        Greywolf Capital Overseas Fund,
          Class S ***                                   Dec-05         7,783,474        7,783
        King Street Capital, L.P.                       Jun-02        60,096,397            *
        King Street Capital, L.P.,
          Special Investment ***                        Jan-06         5,252,847            *
        Regiment Capital Ltd., Class 1 Series M         Feb-06        58,000,000      580,000
        Regiment Capital Ltd., Class 2 Series M         Mar-08        70,000,000      700,000
        Silver Point Capital Offshore Fund, Ltd.,
          Class H Series 242                            Nov-07        97,043,004        9,749
        Silver Point Capital Offshore Fund, Ltd.,
          Class D ***                                   Dec-07        18,883,497        1,891
        STYX International Fund, Ltd., Class A,
          Series 1                                      Apr-02       137,442,600       48,312




        EVENT DRIVEN (8.18%)
        --------------------
        Castlerigg Offshore III Ltd.
          Non Voting                                    Jan-09        19,326,924        2,597
        Canyon Value Realization Fund Ltd
          Cl. A DI                                      Nov-08        16,649,942       16,650
        Canyon Value Realization Fund Ltd
          Cl. A DI2                                     Dec-08           715,451          715
        Centaurus Alpha Fund, Ltd.,
          Voting A US $ Shares                          Dec-05         1,909,585       12,458
        Centaurus Alpha Fund, Ltd.,
          Voting A USD Sidepocket Shares                Apr-09         1,438,409        9,950
        Empyrean Capital Overseas Fund Ltd.,
          Class A Series 1                              Aug-04        11,375,173       11,152
        Empyrean Capital Overseas Fund Ltd.,
          Class E Series 1                              Jul-07        32,561,410       32,561
        Empyrean Capital Overseas Fund Ltd.,
          Class E1 Series 1                             Jul-07        26,845,507       37,213
        Empyrean Capital Overseas Fund Ltd.,
          Special Investment ***                        Nov-06         7,332,558        7,333
        OZ Asia Overseas Fund, Ltd.,
          Class A Series 26                             May-06        71,866,382       69,875
        OZ Asia Overseas Fund, Ltd., Class C ***        May-06        13,376,140       13,376
        Taconic Opportunity Offshore Fund Ltd.,
          Class B Series 21 NR                          Jul-07       125,000,000      125,000
        Taconic Opportunity Offshore Fund Ltd.,
          Class SP4-B-NR-Series 1                       Oct-08                --        1,202




        LONG/SHORT EQUITY (36.20%)
        --------------------------
        Artis Partners Ltd., Class A Series 1           Jan-04        44,727,638      339,521
        Artis Partners 2X Ltd., Class A
          Series 1                                      Aug-04        20,000,000      183,310
        Black Bear Offshore Fund Limited,
          Class A                                       Jan-02        15,000,000       63,024
        Black Bear Offshore Fund Limited,
          Class A 06/08                                 Jun-08         4,999,999       10,015
        Cycladic Catalyst Fund, USD Class BB            Apr-06         2,991,493       29,915
        Cycladic Catalyst Fund, Class USD SP
          B Shares                                      Jun-08         1,341,085       13,411
        Front Point Offshore Healthcare Fund,
          L.P.                                          May-05        42,872,079            *
        Front Point Offshore Healthcare
          Fund 2X, L.P.                                 Apr-09        40,000,000            *
        HealthCor Offshore Ltd., Class A
          Series 1                                      Jul-07       150,000,000      102,600
        Ivory Offshore Flagship Fund Ltd.,
          Class A Series 1                              May-04        95,000,000      125,386
        Ivory Offshore Flagship Fund Ltd.,
          Class A Series 08/08                          Aug-08        20,000,000       20,000
        Lansdowne European Equity Fund Ltd.,
          Class B USD Shares Series 2 (01 Jan)          Jan-06        55,000,000      324,412
        Lansdowne European Equity Fund Ltd.,
          Class B USD Shares Series 6 (01 Jul)          Jul-06        10,000,000       62,331
        Lansdowne European Equity Fund Ltd.,
          Class B USD Shares Series 14 (01 Dec)         Dec-05        25,000,000      206,199
        Lansdowne UK Equity Fund Limited,
          USD Shares                                    Feb-07        80,000,000      297,158
        Longbow Capital International Fund,
          Ltd., Class C Series 1                        Jan-06        16,446,554       16,034
        Longbow Infrastructure, L.P.                    Apr-09        37,500,000            *
        Longbow Infrastructure, Ltd.,
          Class C Series 1 (2007-03-01)                 Mar-07        29,710,825       28,775
        Longbow Partners, L.P.                          Jan-06        49,500,000            *
        Samlyn Offshore Ltd., Class A1
          Series 51                                     Oct-07       123,000,000       98,748
        Scout Capital Fund, Ltd., Class A
          Series 1                                      Dec-01        59,782,813      439,820
        Tosca Fund Ltd., USD Class A                    Apr-02        22,905,909      140,617
        TPG-Axon Partners (Offshore), Ltd.,
          Class H Series 76                             Dec-07       111,704,165      111,892
        TPG-Axon Partners (Offshore), Ltd.,
          Class S ***                                   Dec-08         8,744,841        8,745
        Viking Global Equities III Ltd.,
          Class H Series 24E                            Feb-09       100,000,000      100,000
        Zaxis Offshore Limited, Class A1                Nov-01        34,677,856       26,263
        Zaxis Offshore Limited, Class A66               May-08        15,000,000       15,000






                                                      PERCENTAGE
                                                          OF                           EXPIRATION DATE
                                                       MEMBERS'           FAIR           OF LOCK-UP
                                                       CAPITAL           VALUE           PERIOD(2)**      LIQUIDITY**
                                                       -------           ------          -----------      -----------

        INVESTMENTS IN INVESTMENT FUNDS ^ #
        (90.08%)

        CREDIT (29.93%)
        ---------------
        Aristeia Special Investments Ltd.,
          Class A Voting Initial Series                  0.02%       $      663,564           N/A           Quarterly
        Avenue Europe International Ltd.,
          Class F, Series 0306                           2.46%           99,721,601           N/A           Quarterly
        Bayview Opportunity Offshore, L.P.               2.33%           94,318,414           Dec-11        Quarterly
        Canyon Special Opportunities Fund
          (Cayman) Ltd.                                  1.70%           68,983,045           Dec-10        Quarterly
        Canyon Special Opportunities Fund II
          (Cayman) Ltd., Class A Initial Series          1.93%           78,163,865           Dec-10        Quarterly
        Cerberus International Ltd., Class A             2.68%          108,358,627           N/A           Quarterly
        Gracie International Credit Opportunities
          Fund Ltd., Class D Series 1                    3.73%          151,114,814           N/A           Quarterly
        Greywolf Capital Overseas Fund,
          Class A Tranche 1 - Series OVR_OV038           1.85%           74,782,364           N/A           Quarterly
        Greywolf Capital Overseas Fund,
          Class S ***                                    0.19%            7,644,429           (1)              (1)
        King Street Capital, L.P.                        3.18%          128,644,549           N/A           Quarterly
        King Street Capital, L.P.,
          Special Investment ***                         0.13%            5,004,183           (1)              (1)
        Regiment Capital Ltd., Class 1 Series M          1.78%           71,937,284           N/A           Annually
        Regiment Capital Ltd., Class 2 Series M          1.76%           71,403,220         Jun-10          Annually
        Silver Point Capital Offshore Fund, Ltd.,
          Class H Series 242                             1.99%           80,339,024         Dec-09          Annually
        Silver Point Capital Offshore Fund, Ltd.,
          Class D ***                                    0.35%           14,287,639           (1)              (1)
        STYX International Fund, Ltd., Class A,
          Series 1                                       3.85%          155,642,220           N/A           Annually
                                                                     --------------
                                                                      1,211,008,842
                                                                     --------------

        EVENT DRIVEN (8.18%)
        --------------------
        Castlerigg Offshore III Ltd.
          Non Voting                                     0.45%           18,297,344           (1)                  (1)
        Canyon Value Realization Fund Ltd
          Cl. A DI                                       0.40%           16,018,275           (1)                  (1)
        Canyon Value Realization Fund Ltd
          Cl. A DI2                                      0.02%              812,301           (1)                  (1)
        Centaurus Alpha Fund, Ltd.,
          Voting A US $ Shares                           0.04%            1,844,930           N/A                Monthly
        Centaurus Alpha Fund, Ltd.,
          Voting A USD Sidepocket Shares                 0.04%            1,550,076           (1)                  (1)
        Empyrean Capital Overseas Fund Ltd.,
          Class A Series 1                               0.41%           16,699,848           N/A               Quarterly
        Empyrean Capital Overseas Fund Ltd.,
          Class E Series 1                               0.86%           34,758,328         Jun-10              Quarterly
        Empyrean Capital Overseas Fund Ltd.,
          Class E1 Series 1                              0.98%           39,681,009         Jun-10              Quarterly
        Empyrean Capital Overseas Fund Ltd.,
          Special Investment ***                         0.11%            4,433,387           (1)                  (1)
        OZ Asia Overseas Fund, Ltd.,
          Class A Series 26                              1.64%           66,202,258           N/A               Annually
        OZ Asia Overseas Fund, Ltd., Class C ***         0.23%            9,328,320           (1)                  (1)
        Taconic Opportunity Offshore Fund Ltd.,
          Class B Series 21 NR                           3.00%          121,448,805           N/A                Monthly
        Taconic Opportunity Offshore Fund Ltd.,
          Class SP4-B-NR-Series 1                        0.00%                   --           (1)                  (1)
                                                                     --------------
                                                                        331,074,881
                                                                     --------------

        LONG/SHORT EQUITY (36.20%)
        --------------------------
        Artis Partners Ltd., Class A Series 1            1.94%           78,510,252           N/A                Monthly
        Artis Partners 2X Ltd., Class A
          Series 1                                       1.37%           55,593,392           N/A                Monthly
        Black Bear Offshore Fund Limited,
          Class A                                        0.51%           20,636,097           N/A               Quarterly
        Black Bear Offshore Fund Limited,
          Class A 06/08                                  0.08%            3,279,373           N/A               Quarterly
        Cycladic Catalyst Fund, USD Class BB             0.01%              534,130           N/A               Quarterly
        Cycladic Catalyst Fund, Class USD SP
          B Shares                                       0.01%              341,708           (1)                  (1)
        Front Point Offshore Healthcare Fund,
          L.P.                                           1.37%           55,362,996           N/A               Quarterly
        Front Point Offshore Healthcare
          Fund 2X, L.P.                                  1.06%           42,862,214           N/A               Quarterly
        HealthCor Offshore Ltd., Class A
          Series 1                                       4.31%          174,213,850          Sep-09             Quarterly
        Ivory Offshore Flagship Fund Ltd.,
          Class A Series 1                               3.51%          141,929,069           N/A               Quarterly
        Ivory Offshore Flagship Fund Ltd.,
          Class A Series 08/08                           0.53%           21,334,006           N/A               Quarterly
        Lansdowne European Equity Fund Ltd.,
          Class B USD Shares Series 2 (01 Jan)           1.34%           54,263,151           N/A                Monthly
        Lansdowne European Equity Fund Ltd.,
          Class B USD Shares Series 6 (01 Jul)           0.25%           10,303,663           N/A                Monthly
        Lansdowne European Equity Fund Ltd.,
          Class B USD Shares Series 14 (01 Dec)          0.71%           28,557,310           N/A                Monthly
        Lansdowne UK Equity Fund Limited,
          USD Shares                                     2.61%          105,740,892           N/A                Monthly
        Longbow Capital International Fund,
          Ltd., Class C Series 1                         0.45%           18,006,633           N/A               Quarterly
        Longbow Infrastructure, L.P.                     0.92%           37,152,728           N/A               Quarterly
        Longbow Infrastructure, Ltd.,
          Class C Series 1 (2007-03-01)                  0.69%           28,112,975           N/A               Quarterly
        Longbow Partners, L.P.                           1.33%           53,782,486           N/A               Quarterly
        Samlyn Offshore Ltd., Class A1
          Series 51                                      3.80%          153,837,380          Dec-09           Semiannually
        Scout Capital Fund, Ltd., Class A
          Series 1                                       2.46%           99,357,830           N/A               Quarterly
        Tosca Fund Ltd., USD Class A                     0.44%           17,904,165           N/A               Quarterly
        TPG-Axon Partners (Offshore), Ltd.,
          Class H Series 76                              2.10%           85,136,901         Mar-10              Quarterly
        TPG-Axon Partners (Offshore), Ltd.,
          Class S ***                                    0.20%            7,999,811           (1)                  (1)
        Viking Global Equities III Ltd.,
          Class H Series 24E                             2.57%          104,017,967         Jan-10               Monthly
        Zaxis Offshore Limited, Class A1                 1.28%           51,962,354           N/A                Monthly
        Zaxis Offshore Limited, Class A66                0.35%           13,987,950           N/A                Monthly
                                                                     --------------
                                                                      1,464,721,283
                                                                     --------------

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------



                                                        INITIAL                        NUMBER
                                                      ACQUISITION                        OF
                                                         DATE           COST           SHARES
                                                         -----          -----          ------

        INVESTMENTS IN INVESTMENT FUNDS ^ #
        (90.08%) (CONTINUED)

        MULTI-STRATEGY (5.85%)
        ----------------------
        O'Connor Global Multi-Strategy Alpha
          Limited, Class M Series 1                     Oct-01    $   88,441,004       86,889
        Shepherd Investments International
          Limited, Class B                              Jan-02        70,586,819      104,510
        Shepherd Investments International
          Limited, Class S ***                          Feb-06        26,400,875      475,260




        RELATIVE VALUE (8.23%)
        ----------------------
        AQR Global Stock Selection HV Offshore
          Fund Ltd., Class E Series Initial             Nov-06        50,000,000          500
        AQR Global Stock Selection HV Offshore
          Fund Ltd., Class E Series 06 2007             Jun-07        10,000,000           86
        Aristeia International Limited,
          Class A Voting                                Mar-03        55,205,046       99,801
        Bridgewater Pure Alpha Fund I,
          Class B Lead Series                           Jun-06       105,000,000       55,541
        Goldman Sachs Global Alpha Fund Plc.,
          Class C Series 1                              Mar-06        75,000,000      448,646
        Renaissance Institutional Equities
          Fund, LLC, Series B                           May-06        75,000,000            *




        TRADING (1.69%)
        ---------------
        Nias Futures Fund Ltd., Class A
          Series 2 (February 2009)                      Feb-09        70,000,000       70,000


        TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (90.08%)        $3,234,053,196

        INVESTMENT IN SHORT-TERM SECURITIES (5.23%)

        JP Morgan Chase Nassau Time Deposit                          211,710,748
                                                                  --------------

        TOTAL INVESTMENTS (95.31%)                                $3,445,763,944
                                                                  ==============

        OTHER ASSETS IN EXCESS OF LIABILITIES (4.69%)


        MEMBERS' CAPITAL (100.00%)





                                                      PERCENTAGE
                                                          OF                           EXPIRATION DATE
                                                       MEMBERS'           FAIR           OF LOCK-UP
                                                       CAPITAL           VALUE           PERIOD(2)**      LIQUIDITY**
                                                       -------           ------          -----------      -----------

        INVESTMENTS IN INVESTMENT FUNDS ^ #
        (90.08%) (CONTINUED)

        MULTI-STRATEGY (5.85%)
        ----------------------
        O'Connor Global Multi-Strategy Alpha
          Limited, Class M Series 1                      3.28%       $  132,599,869           N/A         Quarterly
        Shepherd Investments International
          Limited, Class B                               2.08%           84,064,320           N/A         Quarterly
        Shepherd Investments International
          Limited, Class S ***                           0.49%           20,074,280           (1)            (1)
                                                                     --------------
                                                                        236,738,469
                                                                     --------------

        RELATIVE VALUE (8.23%)
        ----------------------
        AQR Global Stock Selection HV Offshore
          Fund Ltd., Class E Series Initial              0.88%           35,735,016           N/A         Quarterly
        AQR Global Stock Selection HV Offshore
          Fund Ltd., Class E Series 06 2007              0.15%            6,025,654           N/A         Quarterly
        Aristeia International Limited,
          Class A Voting                                 1.86%           75,326,424           N/A         Quarterly
        Bridgewater Pure Alpha Fund I,
          Class B Lead Series                            2.68%          108,279,675           N/A          Monthly
        Goldman Sachs Global Alpha Fund Plc.,
          Class C Series 1                               1.16%           46,751,991           N/A         Quarterly
        Renaissance Institutional Equities
          Fund, LLC, Series B                            1.50%           60,673,134           N/A          Monthly
                                                                     --------------
                                                                        332,791,894
                                                                     --------------

        TRADING (1.69%)
        ---------------
        Nias Futures Fund Ltd., Class A
          Series 2 (February 2009)                       1.69%           68,358,640           N/A         Quarterly
                                                                     --------------

        TOTAL INVESTMENTS IN INVESTMENT
          FUNDS ^ # (90.08%)                                         $3,644,694,009

        INVESTMENT IN SHORT-TERM SECURITIES (5.23%)

        JP Morgan Chase Nassau Time Deposit                             211,710,748
                                                                     --------------

        TOTAL INVESTMENTS (95.31%)                                    3,856,404,757
                                                                     --------------

        OTHER ASSETS IN EXCESS OF LIABILITIES (4.69%)                   189,587,734
                                                                     --------------

        MEMBERS' CAPITAL (100.00%)                                   $4,045,992,491
                                                                     ==============

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

    INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL        PERCENT OF
                                                                    MEMBERS'
    STRATEGY ALLOCATION                                              CAPITAL
----------------------------------------------------------------------------
    Credit                                                           29.93%
    Event Driven                                                      8.18%
    Long/Short Equity                                                36.20%
    Multi-Strategy                                                    5.85%
    Relative Value                                                    8.23%
    Trading                                                           1.69%
                                                                     ------
    Total Investments in Investment Funds                            90.08%
                                                                     ======

#   Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2009 was $3,234,053,196 and $3,644,694,009, respectively.
*   Security is a partnership that does not issue shares.
** Investing in Promark Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by Promark Investment Advisors, Inc. (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arreangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate. As of June 30, 2009, approximately 34% of Fund I's investments in Investment Funds are not yet redeemable, and an additional 40% are redeemable with various restrictions, including potential gates or redemption fees.
*** Multiple side pocket investments aggregated under the same Investment Fund.

(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

(2) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after June 30, 2009 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

Effective April 1, 2008, Fund I adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

 Level 1 -- quoted prices in active markets for identical securities
 Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, speeds, credit risk, etc.)
 Level 3 -- significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing Fund I's assets carried at fair value:


--------------------------------------------------------------------------------
                                  Investments in                 Other Financial
Valuation Inputs                  Investment Funds                 Instruments*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Level 1                            $           --                $         --
--------------------------------------------------------------------------------
Level 2                                        --                 211,710,748
--------------------------------------------------------------------------------
Level 3                             3,644,694,009                          --
--------------------------------------------------------------------------------
TOTAL                              $3,644,694,009                $211,710,748
--------------------------------------------------------------------------------


* Other financial instruments include short-term securities.


SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

-----------------------------------------------------
                                  Investments in
                                  Investment Funds
-----------------------------------------------------

-----------------------------------------------------
Balance as of April 01, 2009       $3,515,293,006
-----------------------------------------------------
Net realized gain (loss)               14,222,908
-----------------------------------------------------
Net change in unrealized
appreciation (depreciation)           244,910,550
-----------------------------------------------------
Net purchase (sales)                 (129,732,455)
-----------------------------------------------------
Net transfer in (out) of Level 3               --
-----------------------------------------------------
Balance as of June 30, 2009        $3,644,694,009
-----------------------------------------------------


-----------------------------------------------------
Net change in unrealized
appreciation/(depreciation)
on assets still held as of
June 30, 2009                      $  248,952,915
-----------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Promark Absolute Return Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Klehm
                         -------------------------------------------------------
                           Michael Klehm, Treasurer
                           (principal financial officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.